Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Sep. 30, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets, net consist of the following:

	As of
	September 30, 2025	March 31, 2025
Prepaid expenses, gross	$34,159	$22,682
Deposits, gross	33,871	28,743
Less: allowance for expected credit loss	(166)	(166)
Total	$67,864	$51,259

The movement of allowances for expected credit loss is as follow:

	As of
	September 30, 2025	March 31, 2025
Balance at beginning of the period/year	$(166)	$(165)
Provision	—	(1)
Ending balance	$(166)	$(166)